Related Party Consulting Agreements (Details)					1 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($)	Mar. 19, 2024	May 01, 2021 USD ($)	May 01, 2021 CHF (SFr)	Feb. 28, 2021 CHF (SFr)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Consulting Agreements [Line Items]
Percentage of proceeds earned						15.00%
Percentage of increase or decrease of royalty						30.00%
Percentage of Increase or decrease of license						30.00%
Mr. Hellmann [Member]
Related Party Consulting Agreements [Line Items]
Bonus amount						$ 30,000
Aexon Agreement [Member]
Related Party Consulting Agreements [Line Items]
Bonus amount						170,000
Cash paid						40,000
Remaining of cash paid						$ 130,000
Common shares (in Shares) | shares						23,028
Consulting Agreement [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee			$ 4,733	SFr 4,375	SFr 2,000	$ 107,700	$ 178,820	$ 201,053
Other transaction percentage			1.00%	1.00%
CHG BioVenture SA [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee						79,454	$ 121,658	$ 131,941
Aexon [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee						170,000
Mrs. Fernandez-McGovern [Member]
Related Party Consulting Agreements [Line Items]
Consulting fee	$ 18,000
General and administrative expenses						54,316
Eric Konofal [Member]
Related Party Consulting Agreements [Line Items]
Equity owned, percentage		35.00%
Mr. Konofal [Member]
Related Party Consulting Agreements [Line Items]
Equity owned, percentage		59.00%
Minimum [Member]
Related Party Consulting Agreements [Line Items]
Royalty on basis, percentage		5.00%
Payments of milestones						$ 100,000
Percentage of License fee						5.00%
Minimum [Member] | Aexon Agreement [Member]
Related Party Consulting Agreements [Line Items]
Royalty on basis, percentage						5.00%
Maximum [Member]
Related Party Consulting Agreements [Line Items]
Royalty on basis, percentage		30.00%
Payments of milestones						$ 300,000
Percentage of License fee						15.00%
Maximum [Member] | Aexon Agreement [Member]
Related Party Consulting Agreements [Line Items]
Royalty on basis, percentage						15.00%